Bank Loans	12 Months Ended
Dec. 31, 2022
Bank Loans [Abstract]
Bank Loans

Note 8 - Bank Loans

A.	Breakdown of long-term loans:

December 31,
2021
Long-term loan from bank Mizrachi (1)	$367,753
Long-term loan from bank Mizrachi (2)	68,212
Long-term loan from bank Leumi (3)	79,789
State-guaranteed loan from bank Mizrachi (4)	106,053
Long-term loans from bank Mizrachi (5)	483,631
Long-term loan from bank Leumi (6)	-,-
1,105,438
Less - current maturities	(360,669)

$744,769

(1)	During the year ended December 31, 2018, the Company received a long term loan from Bank Mizrachi in the amount of NIS 1.85 million ($0.49 million), which loan carries an annual interest of 5.35%, matures in December 2025 and shall be due and payable in 84 equal monthly payments.

(2)	During the year ended December 31, 2019, the Company received a long term loan from Bank Mizrachi in the amount of NIS 0.4 million ($0.12 million), which loan carries an annual interest of 5.80%, matures in December 2023 and shall be due and payable in 48 equal monthly payments.

(3)	During the year ended December 31, 2020, the Company received a long term loan from Bank Leumi in the amount of NIS 0.3 million ($0.08 million), which carries an annual interest of 3.1%, matures on April 2025 and shall be due and payable in 48 equal monthly payments.

(4)	During the year ended December 31, 2020, the Company received a long term loan from Bank Mizrachi in the amount of NIS 0.35 million ($0.1 million), which carries an annual interest of 3.1%, matures on October 2025 and shall be due and payable in 60 equal monthly payments.

(5)	During the year ended December 31, 2021, the Company received loans from Bank Mizrachi in the total amount of NIS 1.5 million (approximately $0.46 million), which carry an annual interest of 5.2%-5.8%%, matures till January 2023.

(6)	During the year ended December 31, 2016, the Company received a long term loan from Bank Leumi in the amount of NIS 0.5 million ($0.13 million), which loan carries an annual interest of 5.25%, matures in June 2021 and shall be due and payable in 60 equal monthly payments.

Total finance expenses recorded with respect to those loans during the years ended December 31, 2022, 2021 and 2020 were $11,244, $50,582 and $47,560, respectively.

During February and May 2022, the Company repaid its short-term and long-term liabilities to banks in the total amount of approximately $1.2 million. As a result, personal guarantees and collateral securing certain of those loans were released (see Note 9B).

B.	Breakdown of short-term loans, bank credit and current maturities of long-term loans:

	December 31,
	2021
	%

Bank credit	5.05%	$49,655

Current maturities of long-term loans	3.1%-5.8%	360,669
		$410,324

In June 2021, the Company’s executed a credit line in the aggregate amount of up to NIS 400,000 (approximately $121,501) from Bank Mizrahi Tefahot. Mr. Israel Bar, Company’s Chief Executive Officer and Director provided a personal guarantee to the Credit Line that was released during 2022. As of December 31, 2022 and 2021, NIS 0 and NIS 154,427 ($ 49,655) respectively, was borrowed under the Credit Line.

C.	Liens for long-term loans – see Note 9A.